Label	Element	Value
AllianzGI Global Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated October 11, 2019 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Class R6,

Institutional Class, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2019 (as supplemented thereafter)

 Disclosure Relating to AllianzGI Global Dynamic Allocation Fund (the “Fund”)

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Global Dynamic Allocation Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective immediately, within the Fund Summary relating to the Fund, the fee table and expense examples for the Fund under “Fees and Expenses of the Fund” is hereby restated in its entirety as follows:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund’s prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this Supplement for future reference.
AllianzGI Global Dynamic Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[3],[4]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.01%	[3],[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 647
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	922
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,218
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,057
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	647
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	922
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,218
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,057
AllianzGI Global Dynamic Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3],[4]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.78%	[3],[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 281
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	629
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,104
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,415
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	181
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	629
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,104
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,415
AllianzGI Global Dynamic Allocation Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3],[4]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.38%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	500
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	884
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,962
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	140
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	500
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	884
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,962
AllianzGI Global Dynamic Allocation Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[3],[4]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.01%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 350
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,804
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	350
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	634
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	939
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,804
AllianzGI Global Dynamic Allocation Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3],[4]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.74%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	295
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	532
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,212
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	295
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	532
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,212
AllianzGI Global Dynamic Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3],[4]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.74%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	301
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	545
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,244
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	301
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	545
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,244
AllianzGI Global Dynamic Allocation Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3],[4]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.84%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	330
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	594
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,349
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	86
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	330
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	594
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,349
AllianzGI Global Dynamic Allocation Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution Fee and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3],[4]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.99%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,509
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	375
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	670
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,509

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund's prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager") has contractually agreed to irrevocably waive a portion of its management fee equal to 0.55% of the average daily net assets of the Fund that are attributable to investments in Underlying Funds. This waiver with respect to investments in Underlying Funds which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Underlying Funds will continue through at least January 31, 2021.
[4]	The Manager has contractually agreed, until January 31, 2021, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 3 above, Total Annual Fund Operating Expenses, including Acquired Fund Fees and Expenses, but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.01% for Class A shares, 1.78% for Class C shares, 1.38% for Class R shares, 1.01% for Class T shares, 0.74% for Class R6 shares, 0.74% for Institutional Class shares, 0.84% for Class P shares and 0.99% for Administrative Class shares of the Fund's average net assets attributable to Class A shares, Class C shares, Class R shares, Class T shares, Class R6 shares, Institutional Class shares, Class P shares and Administrative Class shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.